Basis of preparation (Details) - EUR (€)		12 Months Ended
	Jan. 01, 2023	Dec. 31, 2023	Dec. 31, 2022	Jun. 24, 2021
Disclosure of initial application of standards or interpretations [line items]
Translation reserve		€ 101,000,000.0	€ 89,300,000
Description of reason for change in functional currency	Change in the functional currency of a foreign operationThe functional currency of our entities in Croatia changed from the Croatian Kuna to the Euro on January 1, 2023, when Croatia adopted the Euro as its currency. Assets and liabilities were converted using the official rate of exchange on this date, which was €1:HRK7.53450. The resulting converted amounts will be used as the historical cost for non-monetary items. Exchange differences arising from the translation of the entities into Euro before the change in functional currency were recognized in other comprehensive income. The cumulative translation difference at December 31, 2022 was €0.2 million and this will remain in the translation reserve.
Level of rounding used in financial statements		€0.1 million
Subsidiary Issuer
Disclosure of initial application of standards or interpretations [line items]
Translation reserve	€ 0.2
Revolving Credit Facility (new)
Disclosure of initial application of standards or interpretations [line items]
Interest rate			2.25%
Line of credit facility, maximum borrowing capacity				€ 175,000,000
Revolving Credit Facility (existing - replaced)
Disclosure of initial application of standards or interpretations [line items]
Line of credit facility, maximum borrowing capacity			€ 80,000,000
Senior USD Debt
Disclosure of initial application of standards or interpretations [line items]
Interest rate		3.00%	3.75%